Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Provision for Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Provision for asset retirement obligations at beginning of the year	₱ 1,514	₱ 2,121
Capitalized to ROU assets during the year	163	65
Accretion expenses	63	54
Settlement of obligations and others	(2)	(1)
Change in assumptions	(30)	(935)
Revaluation due to change in IBR	(175)	442
Reclassification to liabilities associated with assets classified as held-for-sale	(369)	(232)
Provision for asset retirement obligations at end of the year	₱ 1,164	₱ 1,514